SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Shareholders' equity
Common shares outstanding at June 30, 2013	172,914,694		172,914,694
Employee stock options (in shares)	11,653,991		11,653,991
Warrants (in shares)	8,600,000		8,600,000
RSU plan (in shares)	396,685		396,685
Maximum number of common shares (in shares)	193,565,370		193,565,370
Net income per share
Net income (loss) for the period	$ (24,380,000)	$ 43,272,000	$ (521,000)	$ 121,820,000
Weighted average number of common shares outstanding - basic (in shares)	172,572,000	170,985,000	172,426,000	170,937,000
Dilutive impact of shares related to RSU plan (in shares)		294,000		211,000
Weighted average number of common shares outstanding - diluted (in shares)	172,572,000	171,279,000	172,426,000	171,148,000
Net income (loss) per share - basic (in dollars per share)	$ (0.14)	$ 0.25	$ 0.00	$ 0.71
Net income (loss) per share - diluted (in dollars per share)	$ (0.14)	$ 0.25	$ 0.00	$ 0.71
RSU
Shareholders' equity
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 19,000,000	$ 12,000,000